Equity (Tables)	12 Months Ended
Dec. 31, 2020
Changes in equity [abstract]
Schedule of company's share capital

	As of December 31, 2020		As of December 31, 2019
	Number of shares in thousands
	Authorized	Issued and paid-in	Authorized	Issued and paid-in
Shares, no par value	1,000,000	172,106	250,000	19,564
Class A preferred shares, no par value	10,000	-	10,000	-
Class B preferred shares, no par value	10,000	-	10,000	-
Class C preferred shares, no par value	10,000	-	10,000	-
Class D preferred shares, no par value	10,000	-	10,000	-
Class E preferred shares, no par value	10,000	-	10,000	-

Schedule of changes in share capital during the year

	For the year ended December 31
	2020	2019(*)	2018(*)
	Number of ADSs in thousands
Issued as at January 1	1,956	1,600	1,122
Issuance of ADSs (See D below)	8,573	343	326
Issuance of shares (See Note 5)	-	-	80
Vesting of RSUs	7	10	12
Exercise of warrants	6,675	3	61

Issued as at December 31	17,211	1,956	1,601

(*)	Restated to reflect a 1:10 reverse ratio of the ADSs, that took place in August 2020.

Schedule of information relating to subsidiary that has material non-controlling interests

	December 31 2020	December 31 2019
TyrNovo Ltd.	in USD thousand
Non-controlling interests percentage	1.53%	1.53%
Non-current assets	16	24
Current assets	174	192
Current liabilities	(5,543)	(646)
Net assets	(5,353)	(430)
Net assets attributable to non-controlling interests	(82)	(7)
Loss for the year	4,922	2,847
Loss allocated to non-controlling interests	75	43